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NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares				Fair Value
	PREFERRED STOCKS — 8.7%
	ASSET MANAGEMENT - 3.3%
19,000	B Riley Financial, Inc., 6.375%			$ 478,230
19,576	Compass Diversified Holdings, 7.875%			522,287
				1,000,517
	BANKING - 3.0%
18,000	Bank of America Corporation, 4.00%			408,600
23,000	JPMorgan Chase & Company, 4.20%			493,580
				902,180
	ENTERTAINMENT CONTENT - 2.4%
14,000	Paramount Global, 5.75%			745,640

	TOTAL PREFERRED STOCKS (Cost $2,932,413)			2,648,337

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 10.3%
	LEISURE PRODUCTS — 2.8%
700,000	Winnebago Industries, Inc.	1.5000	04/01/25	848,750

	SPECIALTY FINANCE — 4.3%
1,272,000	Blackstone Mortgage Trust, Inc.	4.7500	03/15/23	1,315,248

	TRANSPORTATION EQUIPMENT — 3.2%
925,000	Greenbrier Companies, Inc. (The)	2.8750	02/01/24	976,800

	TOTAL CONVERTIBLE BONDS (Cost $2,844,717)			3,140,798

	CORPORATE BONDS — 68.5%
	APPAREL & TEXTILE PRODUCTS — 4.4%
1,350,000	Under Armour, Inc.	3.2500	06/15/26	1,340,820

	ASSET MANAGEMENT — 2.0%
600,000	Golub Capital BDC, Inc.	3.3750	04/15/24	600,524

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 68.5% (Continued)
	AUTOMOTIVE — 8.5%
1,200,000	Ford Motor Company		7.1250	11/15/25	$ 1,321,944
1,200,000	Goodyear Tire & Rubber Company (The)		9.5000	05/31/25	1,278,900
					2,600,844
	CHEMICALS — 2.0%
603,000	CF Industries, Inc.		3.4500	06/01/23	614,391

	ENTERTAINMENT CONTENT — 2.7%
825,000	AMC Networks, Inc.		4.7500	08/01/25	824,484

	FOOD — 4.0%
1,210,000	B&G Foods, Inc.		5.2500	04/01/25	1,217,556

	HEALTH CARE FACILITIES & SERVICES — 3.9%
1,140,000	Owens & Minor, Inc.		4.3750	12/15/24	1,185,623

	HOME & OFFICE PRODUCTS — 4.6%
1,360,000	Scotts Miracle-Gro Company (The)		5.2500	12/15/26	1,392,137

	INDUSTRIAL SUPPORT SERVICES — 0.7%
100,000	Anixter, Inc.		5.5000	03/01/23	104,045
104,000	Anixter, Inc.		6.0000	12/01/25	109,920
					213,965
	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
250,000	Mellon Capital IV (a)	US0003M + 4.99%	4.0000	12/20/65	223,109

	LEISURE FACILITIES & SERVICES — 10.7%
1,172,000	Brinker International, Inc.		3.8750	05/15/23	1,184,258
750,000	Marriott International, Inc.		2.1250	10/03/22	754,206
1,219,000	Wendy's International, LLC		7.0000	12/15/25	1,329,642
					3,268,106
	OIL & GAS PRODUCERS — 4.9%
1,450,000	Murphy Oil Corporation		5.7500	08/15/25	1,478,986

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 68.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 4.4%
1,300,000	IIP Operating Partnership, L.P.	5.5000	05/25/26	$ 1,337,012
	SEMICONDUCTORS — 1.9%
550,000	Advanced Micro Devices, Inc.	7.5000	08/15/22	567,861

	TECHNOLOGY HARDWARE — 4.3%
1,300,000	Pitney Bowes, Inc.	6.2000	04/01/23	1,313,813

	TELECOMMUNICATIONS — 4.2%
1,275,000	CenturyLink, Inc.	5.6250	04/01/25	1,269,024

	TRANSPORTATION EQUIPMENT — 4.5%
1,325,000	Trinity Industries, Inc.	4.5500	10/01/24	1,352,944

	TOTAL CORPORATE BONDS (Cost $20,878,576)			20,801,199

	U.S. GOVERNMENT & AGENCIES — 3.3%
	U.S. TREASURY BILLS — 3.3%
1,000,000	United States Treasury Bill(b)	0.0000	03/03/22	999,999

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $999,998)			999,999

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS - 6.5%
1,967,438	First American Treasury Obligations Fund, Class X, 0.01% (Cost $1,967,438)(b)			1,967,438

	TOTAL INVESTMENTS - 97.3% (Cost $29,623,142)			$ 29,557,771
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.7%			805,843
	NET ASSETS - 100.0%			$ 30,363,614

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

LLC	- Limited Liability Company
LP	- Limited Partnership
REIT	- Real Estate Investment Trust

US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on February 28, 2022.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1%
	APPAREL & TEXTILE PRODUCTS - 4.9%
93,000	Rocky Brands, Inc.	$ 3,584,220
34,000	Weyco Group, Inc.	844,900
		4,429,120
	ASSET MANAGEMENT - 4.5%
82,000	Compass Diversified Holdings	1,948,320
50,000	Sprott, Inc.	2,061,000
		4,009,320
	BANKING - 11.0%
24,400	Bank of Hawaii Corporation	2,102,792
76,500	Bar Harbor Bankshares	2,199,375
73,000	First Hawaiian, Inc.	2,122,110
47,200	Old National Bancorp	862,816
26,500	Wintrust Financial Corporation	2,633,040
		9,920,133
	CHEMICALS - 3.8%
87,500	Oil-Dri Corporation of America	2,702,000
19,000	Valvoline, Inc.	614,270
		3,316,270
	COMMERCIAL SUPPORT SERVICES - 6.5%
23,200	ABM Industries, Inc.	1,040,056
212,800	BGSF, Inc.	3,000,480
79,000	Healthcare Services Group, Inc.	1,249,780
31,000	Resources Connection, Inc.	514,600
		5,804,916
	CONSTRUCTION MATERIALS - 1.5%
30,100	Apogee Enterprises, Inc.	1,356,607

	CONTAINERS & PACKAGING - 1.7%
27,000	Greif, Inc., Class A	1,552,230

	E-COMMERCE DISCRETIONARY - 2.5%
81,600	PetMed Express, Inc.	2,199,120

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	ELECTRIC UTILITIES - 6.2%
31,500	NorthWestern Corporation	$ 1,905,120
43,000	Otter Tail Corporation	2,659,980
20,000	Unitil Corporation	1,009,800
		5,574,900
	ELECTRICAL EQUIPMENT - 1.8%
238,000	LSI Industries, Inc.	1,623,160

	FOOD - 0.9%
25,000	Alico, Inc.	818,250

	GAS & WATER UTILITIES - 6.1%
152,000	Global Water Resources, Inc.	2,318,000
34,000	Northwest Natural Holding Company	1,768,340
59,500	RGC Resources, Inc.	1,307,215
		5,393,555
	HOME & OFFICE PRODUCTS - 6.1%
321,000	ACCO Brands Corporation	2,760,600
64,000	Flexsteel Industries, Inc.	1,381,760
110,000	Steelcase, Inc., Class A	1,338,700
		5,481,060
	HOUSEHOLD PRODUCTS - 3.1%
410,000	Crown Crafts, Inc.	2,755,200

	INDUSTRIAL REIT - 2.2%
10,300	Innovative Industrial Properties, Inc.	1,941,138

	INSURANCE - 1.1%
23,000	Horace Mann Educators Corporation	956,570

	LEISURE PRODUCTS - 2.7%
179,000	Escalade, Inc.	2,371,750

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	MACHINERY - 2.6%
62,000	Douglas Dynamics, Inc.	$ 2,277,880

	OIL & GAS PRODUCERS - 5.3%
600,000	Evolution Petroleum Corporation	4,686,000

	PUBLISHING & BROADCASTING - 2.4%
92,250	DallasNews Corporation	596,858
31,200	John Wiley & Sons, Inc., Class A	1,569,672
		2,166,530
	REAL ESTATE OWNERS & DEVELOPERS - 2.3%
25,000	McGrath RentCorporation	2,032,000

	RETAIL - CONSUMER STAPLES - 0.9%
34,000	Village Super Market, Inc., Class A	774,520

	RETAIL - DISCRETIONARY - 1.1%
39,174	Ethan Allen Interiors, Inc.	1,020,874

	SPECIALTY FINANCE - 1.7%
14,000	GATX Corporation	1,492,820

	TECHNOLOGY HARDWARE - 0.5%
94,000	Pitney Bowes, Inc.	468,120

	TECHNOLOGY SERVICES - 1.4%
20,500	Value Line, Inc.	1,209,705

	TELECOMMUNICATIONS - 2.4%
122,500	Telephone and Data Systems, Inc.	2,125,375

	TRANSPORTATION EQUIPMENT - 1.1%
33,000	Trinity Industries, Inc.	952,380

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 89.1% (Continued)
	WHOLESALE - DISCRETIONARY - 0.8%
21,000	Acme United Corporation	$ 693,000

	TOTAL COMMON STOCKS (Cost $58,689,208)	79,402,503

	SHORT-TERM INVESTMENTS — 6.3%
	MONEY MARKET FUNDS - 6.3%
5,588,794	First American Treasury Obligations Fund, Class X, 0.01% (Cost $5,588,794)(a)	5,588,794

	TOTAL INVESTMENTS - 95.4% (Cost $64,278,002)	$ 84,991,297
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.6%	4,093,474
	NET ASSETS - 100.0%	$ 89,084,771

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of February 28, 2022.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8%
	APPAREL & TEXTILE PRODUCTS - 11.7%
90,000	Delta Apparel, Inc.(a)	$ 2,668,500
161,000	Lakeland Industries, Inc.(a)	3,073,490
20,000	Movado Group, Inc.	788,400
102,500	Rocky Brands, Inc.	3,950,350
140,000	Superior Group of Companies, Inc.	2,870,000
		13,350,740
	ASSET MANAGEMENT - 1.0%
71,000	Westwood Holdings Group, Inc.	1,175,050

	AUTOMOTIVE - 1.5%
56,231	Miller Industries, Inc.	1,742,036

	BANKING - 3.7%
50,500	Bar Harbor Bankshares	1,451,875
50,000	First Busey Corporation	1,372,500
55,000	Territorial Bancorp, Inc.	1,379,400
		4,203,775
	BEVERAGES - 0.1%
278,942	Truett-Hurst, Inc.(a),(b),(c)	126,779

	COMMERCIAL SUPPORT SERVICES - 7.9%
609,000	ARC Document Solutions, Inc.	2,088,870
38,000	Barrett Business Services, Inc.	2,285,700
50,000	Sharps Compliance Corporation(a)	308,000
148,000	SP Plus Corporation(a)	4,417,800
		9,100,370
	CONSTRUCTION MATERIALS - 3.6%
32,150	Apogee Enterprises, Inc.	1,449,001
23,000	United States Lime & Minerals, Inc.	2,703,190
		4,152,191
	E-COMMERCE DISCRETIONARY - 5.4%
137,000	1-800-Flowers.com, Inc., Class A(a)	2,120,760
333,000	CarParts.com, Inc.(a)	2,787,210

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	E-COMMERCE DISCRETIONARY - 5.4% (Continued)
47,000	PetMed Express, Inc.	$ 1,266,650
		6,174,620
	ELECTRICAL EQUIPMENT - 6.1%
35,250	Allied Motion Technologies, Inc.	1,227,405
117,000	Napco Security Technologies, Inc.(a)	2,385,630
1,078,000	Orion Energy Systems, Inc.(a)	3,331,020
		6,944,055
	ENGINEERING & CONSTRUCTION - 2.0%
162,000	Great Lakes Dredge & Dock Corporation(a)	2,285,820

	FOOD - 0.5%
9,000	Nathan's Famous, Inc.	523,350

	HOME & OFFICE PRODUCTS - 3.6%
326,000	ACCO Brands Corporation	2,803,600
88,000	Hamilton Beach Brands Holding Company, Class A	1,328,800
		4,132,400
	HOME CONSTRUCTION - 1.9%
94,902	Green Brick Partners, Inc.(a)	2,200,777

	HOUSEHOLD PRODUCTS - 2.4%
19,800	Central Garden & Pet Company(a)	937,332
276,268	Crown Crafts, Inc.	1,856,521
		2,793,853
	INDUSTRIAL INTERMEDIATE PROD - 4.3%
165,700	Eastern Company (The)	3,971,829
21,200	Lawson Products, Inc.(a)	901,212
		4,873,041
	LEISURE FACILITIES & SERVICES - 3.9%
125,600	Century Casinos, Inc.(a)	1,544,880
77,000	Del Taco Restaurants, Inc.	960,960
121,000	Denny's Corporation(a)	1,914,220
		4,420,060

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	LEISURE PRODUCTS - 7.1%
251,500	Escalade, Inc.	$ 3,332,375
58,500	Johnson Outdoors, Inc., Class A	4,824,495
		8,156,870
	MACHINERY - 5.8%
21,900	Alamo Group, Inc.	3,046,509
116,499	QEP Company, Inc.(c)	2,211,151
17,500	Tennant Company	1,378,650
		6,636,310
	MEDICAL EQUIPMENT & DEVICES - 0.9%
300,000	Accuray, Inc.(a)	1,041,000

	OIL & GAS PRODUCERS - 2.4%
344,300	Evolution Petroleum Corporation	2,688,983

	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
75,000	Postal Realty Trust, Inc.	1,308,750

	RETAIL - DISCRETIONARY - 9.4%
52,000	Boot Barn Holdings, Inc.(a)	4,525,040
200,400	Build-A-Bear Workshop, Inc., 218126786	4,094,172
81,563	Ethan Allen Interiors, Inc.	2,125,532
		10,744,744
	TECHNOLOGY HARDWARE - 5.7%
83,000	AstroNova, Inc.(a)	1,245,000
222,200	Turtle Beach Corporation(a)	5,281,694
		6,526,694
	TELECOMMUNICATIONS - 1.3%
208,000	Consolidated Communications Holdings, Inc.(a)	1,480,960

	TRANSPORTATION EQUIPMENT - 2.3%
122,000	Blue Bird Corporation(a)	2,599,820

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	WHOLESALE - DISCRETIONARY - 3.2%
109,481	Acme United Corporation	$ 3,612,873

	TOTAL COMMON STOCKS (Cost $75,943,206)	112,995,921

	SHORT-TERM INVESTMENTS — 1.3%
	MONEY MARKET FUNDS - 1.3%
1,442,900	First American Treasury Obligations Fund, Class X, 0.01% (Cost $1,442,900)(d)	1,442,900

	TOTAL INVESTMENTS - 100.1% (Cost $77,386,106)	$ 114,438,821
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(66,112)
	NET ASSETS - 100.0%	$ 114,372,709

(a)	Non-income producing security.
(b)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Illiquid security. The total fair value of these securities as of February 28, 2022 was $2,337,930, representing 2.04% of net assets.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2022.

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 80.2%
	ASSET MANAGEMENT - 11.1%
67,000	Blackstone, Inc.	$ 8,540,490
135,000	Compass Diversified Holdings	3,207,600
74,000	KKR & Company, Inc.	4,448,880
66,000	Sprott, Inc.	2,720,520
		18,917,490
	AUTOMOTIVE - 0.4%
131,000	Sono Group N.V.(a)	677,270

	BANKING - 4.3%
105,000	Bank of America Corporation	4,641,000
18,500	JPMorgan Chase & Company	2,623,300
		7,264,300
	BEVERAGES - 2.3%
50,000	Keurig Dr Pepper, Inc.	1,933,500
12,000	PepsiCo, Inc.	1,964,880
		3,898,380
	BIOTECH & PHARMA - 10.1%
32,000	AbbVie, Inc.	4,728,640
47,000	Bristol-Myers Squibb Company	3,227,490
119,000	Pfizer, Inc.	5,585,860
19,000	Zoetis, Inc.	3,679,350
		17,221,340
	COMMERCIAL SUPPORT SERVICES - 1.5%
175,000	BGSF, Inc.	2,467,500

	CONSUMER SERVICES - 0.3%
9,000	Service Corp International	547,650

	E-COMMERCE DISCRETIONARY - 4.0%
1,150	Amazon.com, Inc.(a)	3,531,949
365,000	CarParts.com, Inc.(a)	3,055,050
		6,586,999

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 80.2% (Continued)
	ELECTRIC UTILITIES - 0.8%
24,000	Brookfield Infrastructure Partners, L.P.	$ 1,423,440

	ELECTRICAL EQUIPMENT - 2.5%
1,000,000	Orion Energy Systems, Inc.(a)	3,090,000
4,500	Rockwell Automation, Inc.	1,199,610
		4,289,610
	ENTERTAINMENT CONTENT - 4.3%
42,000	Madison Square Garden Entertainment Corporation(a)	3,291,120
75,000	ViacomCBS, Inc., Class B	2,295,750
11,000	Walt Disney Company (The)(a)	1,633,060
		7,219,930
	FOOD - 1.1%
14,500	J M Smucker Company (The)	1,953,875

	HEALTH CARE FACILITIES & SERVICES - 4.0%
52,000	CVS Health Corporation	5,389,800
3,000	UnitedHealth Group, Inc.	1,427,610
		6,817,410
	INDUSTRIAL REIT - 1.1%
81,000	Industrial Logistics Properties Trust	1,811,970

	INTERNET MEDIA & SERVICES - 3.0%
1,900	Alphabet, Inc., Class A(a)	5,132,166

	LEISURE FACILITIES & SERVICES - 1.9%
3,000	McDonald's Corporation	734,310
15,000	Starbucks Corporation	1,376,850
52,000	Wendy's Company (The)	1,182,480
		3,293,640
	LEISURE PRODUCTS - 1.0%
70,000	Callaway Golf Company(a)	1,731,800

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 80.2% (Continued)
	MULTI ASSET CLASS REITS - 2.1%
235,000	Lexington Realty Trust	$ 3,633,100

	RESIDENTIAL REIT - 1.0%
75,000	UMH Properties, Inc.	1,729,500

	RETAIL - CONSUMER STAPLES - 2.4%
20,000	Target Corporation	3,995,400

	RETAIL - DISCRETIONARY - 1.0%
20,000	Boot Barn Holdings, Inc.(a)	1,740,400

	SEMICONDUCTORS - 6.1%
52,000	Advanced Micro Devices, Inc.(a)	6,413,680
23,000	QUALCOMM, Inc.	3,955,770
		10,369,450
	SPECIALTY REITS - 0.5%
16,000	EPR Properties	796,800

	TECHNOLOGY HARDWARE - 5.7%
37,000	Apple, Inc.	6,109,440
154,000	Turtle Beach Corporation(a)	3,660,580
		9,770,020
	TECHNOLOGY SERVICES - 1.8%
25,000	Paychex, Inc.	2,976,500

	TRANSPORTATION & LOGISTICS - 1.5%
12,000	United Parcel Service, Inc., Class B	2,525,040

	TRANSPORTATION EQUIPMENT - 2.0%
162,000	Blue Bird Corporation(a)	3,452,220

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares					Fair Value
	COMMON STOCKS — 80.2% (Continued)
	WHOLESALE - DISCRETIONARY - 2.4%
124,096	Acme United Corporation				$ 4,095,168

	TOTAL COMMON STOCKS (Cost $71,098,696)				136,338,368

	PREFERRED STOCKS — 3.7%
	ASSET MANAGEMENT - 1.6%
42,000	B Riley Financial, Inc., 6.375%				1,057,140
60,000	Compass Diversified Holdings, 7.875%(b)				1,600,800
					2,657,940
	BANKING - 0.9%
55,000	JPMorgan Chase & Company, 4.20%				1,180,300
300	Wells Fargo & Company, 7.50% - Series L				405,636
					1,585,936
	ENTERTAINMENT CONTENT - 0.9%
30,000	Paramount Global, 5.75%				1,597,800

	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
20,000	Cowen, Inc., 7.75%				541,200

	TOTAL PREFERRED STOCKS (Cost $6,742,667)				6,382,876

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.0%
	AUTOMOTIVE — 0.9%
1,350,000	Ford Motor Company		7.1250	11/15/25	1,487,187

	BANKING — 0.3%
500,000	Barclays Bank plc(b)	US0003M + 1.250%	1.4860	04/11/23	501,476

	FOOD — 0.8%
1,350,000	B&G Foods, Inc.		5.2500	04/01/25	1,358,431

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.3%
500,000	McKesson Corporation	3.7960	03/15/24	$ 515,008

	HOME & OFFICE PRODUCTS — 0.8%
1,375,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,407,491

	LEISURE FACILITIES & SERVICES — 1.2%
1,850,000	Wendy's International, LLC	7.0000	12/15/25	2,017,915

	OIL & GAS PRODUCERS — 0.9%
1,575,000	Murphy Oil Corporation	5.7500	08/15/25	1,606,484

	REAL ESTATE INVESTMENT TRUSTS — 0.8%
1,300,000	IIP Operating Partnership, L.P.	5.5000	05/25/26	1,337,012

	RETAIL - DISCRETIONARY — 0.4%
600,000	Sally Holdings, LLC / Sally Capital, Inc.	5.6250	12/01/25	604,875

	TECHNOLOGY HARDWARE — 0.5%
770,000	Pitney Bowes, Inc.	6.2000	04/01/23	778,181

	TELECOMMUNICATIONS — 1.1%
500,000	AT&T, Inc.	3.0000	06/30/22	501,638
1,341,000	CenturyLink, Inc. Series D	7.2000	12/01/25	1,403,377
				1,905,015
	TOTAL CORPORATE BONDS (Cost $13,638,526)			13,519,075

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 7.9%
MONEY MARKET FUNDS - 7.9%
13,416,901	First American Treasury Obligations Fund, Class X, 0.01% (Cost $13,416,901)(c)	$ 13,416,901

	TOTAL INVESTMENTS - 99.8% (Cost $104,896,790)	$ 169,657,220
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	301,670
	NET ASSETS - 100.0%	$ 169,958,890

LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on February 28, 2022.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2022.